Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
January 31, 2025
EMD-NPRT1-0425
1.931229.113
Common Stocks - 100.7%
	Shares	Value ($)
BRAZIL - 10.9%
Consumer Discretionary - 2.0%
Diversified Consumer Services - 1.1%
Afya Ltd Class A (a)(b)	689,259	11,131,533
Specialty Retail - 0.9%
Lojas Renner SA	4,202,374	9,815,522
TOTAL CONSUMER DISCRETIONARY		20,947,055

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Atacadao SA	5,656,194	5,991,023
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
PRIO SA/Brazil (b)	1,668,910	11,705,687
Financials - 1.8%
Capital Markets - 0.7%
XP Inc Class A	574,482	7,841,679
Insurance - 1.1%
Caixa Seguridade Participacoes S/A	4,344,990	10,914,427
TOTAL FINANCIALS		18,756,106

Health Care - 0.7%
Pharmaceuticals - 0.7%
Hypera SA	2,243,499	7,017,593
Industrials - 2.7%
Commercial Services & Supplies - 0.9%
Orizon Valorizacao de Residuos SA (b)	1,412,810	10,018,197
Ground Transportation - 1.8%
Localiza Rent a Car SA	1,335,849	7,056,349
Rumo SA	3,550,856	11,179,876
		18,236,225
TOTAL INDUSTRIALS		28,254,422

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
LOG Commercial Properties e Participacoes SA	2,466,456	7,976,663
Utilities - 1.2%
Electric Utilities - 1.1%
Equatorial Energia SA	2,238,320	11,547,702
Equatorial Energia SA rights 2/13/2025 (b)	7,672	6,236
		11,553,938
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	56,300	911,062
TOTAL UTILITIES		12,465,000

TOTAL BRAZIL		113,113,549
CHILE - 1.2%
Financials - 1.2%
Banks - 1.2%
Banco de Chile ADR	482,879	11,946,426
CHINA - 22.7%
Communication Services - 2.5%
Entertainment - 2.1%
DouYu International Holdings Ltd ADR (c)	574,703	9,011,343
NetEase Cloud Music Inc (a)(b)(d)(e)	297,780	4,670,070
Tencent Music Entertainment Group Class A ADR	689,730	8,262,965
		21,944,378
Interactive Media & Services - 0.4%
Tongdao Liepin Group (b)(d)	11,555,797	4,315,683
TOTAL COMMUNICATION SERVICES		26,260,061

Consumer Discretionary - 6.0%
Diversified Consumer Services - 2.8%
Fu Shou Yuan International Group Ltd	17,848,916	9,781,295
New Oriental Education & Technology Group Inc ADR	162,950	7,945,442
TAL Education Group Class A ADR (b)	851,430	10,412,989
		28,139,726
Hotels, Restaurants & Leisure - 1.0%
TravelSky Technology Ltd H Shares	8,745,249	10,740,902
Household Durables - 1.0%
Haier Smart Home Co Ltd A Shares (China)	2,670,541	10,255,443
Textiles, Apparel & Luxury Goods - 1.2%
Li Ning Co Ltd	5,795,690	11,915,830
TOTAL CONSUMER DISCRETIONARY		61,051,901

Consumer Staples - 2.3%
Beverages - 1.7%
China Resources Beer Holdings Co Ltd	3,349,083	10,153,580
Tsingtao Brewery Co Ltd H Shares	1,158,266	7,105,470
		17,259,050
Personal Care Products - 0.6%
Proya Cosmetics Co Ltd A Shares (China)	591,269	6,865,531
TOTAL CONSUMER STAPLES		24,124,581

Financials - 1.0%
Financial Services - 1.0%
Far East Horizon Ltd	14,550,244	10,699,945
Health Care - 1.1%
Pharmaceuticals - 1.1%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	5,035,968	11,555,989
Industrials - 7.6%
Construction & Engineering - 2.2%
China Communications Services Corp Ltd H Shares	19,640,794	11,141,353
Sinopec Engineering Group Co Ltd H Shares	14,056,172	11,220,548
		22,361,901
Machinery - 4.3%
Airtac International Group	440,330	11,403,017
Haitian International Holdings Ltd	4,370,227	11,581,923
Shenzhen Inovance Technology Co Ltd A Shares (China)	1,420,697	11,850,238
Zhejiang Dingli Machinery Co Ltd A Shares (China)	922,540	8,614,866
		43,450,044
Marine Transportation - 1.1%
SITC International Holdings Co Ltd	4,903,210	11,704,425
TOTAL INDUSTRIALS		77,516,370

Materials - 1.2%
Containers & Packaging - 1.2%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	3,257,473	12,525,336
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Guangdong Land Holdings Ltd (b)	2,667,943	68,479
Utilities - 1.0%
Water Utilities - 1.0%
Guangdong Investment Ltd	13,823,540	10,431,655
TOTAL CHINA		234,234,317
GEORGIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank of Georgia Group PLC	225,826	13,314,079
GREECE - 2.1%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
OPAP SA	820,090	14,088,608
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Athens International Airport SA	884,730	7,865,708
TOTAL GREECE		21,954,316
HONG KONG - 1.9%
Consumer Staples - 0.9%
Food Products - 0.9%
WH Group Ltd (d)(e)	12,545,233	9,772,913
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASMPT Ltd	1,114,633	10,163,719
TOTAL HONG KONG		19,936,632
HUNGARY - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Richter Gedeon Nyrt	367,685	9,516,047
INDIA - 11.7%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
Eicher Motors Ltd	241,013	14,428,536
Financials - 3.6%
Consumer Finance - 2.5%
Manappuram Finance Ltd	5,108,293	11,512,646
Shriram Finance Ltd	2,151,385	13,468,122
		24,980,768
Insurance - 1.1%
HDFC Life Insurance Co Ltd (d)(e)	1,503,420	11,047,843
TOTAL FINANCIALS		36,028,611

Health Care - 1.0%
Pharmaceuticals - 1.0%
Torrent Pharmaceuticals Ltd	282,828	10,664,333
Industrials - 3.0%
Aerospace & Defense - 2.0%
Bharat Electronics Ltd	3,071,223	10,321,106
Hindustan Aeronautics Ltd (d)	235,000	10,635,652
		20,956,758
Professional Services - 1.0%
Computer Age Management Services Ltd	246,610	10,208,590
TOTAL INDUSTRIALS		31,165,348

Materials - 0.5%
Construction Materials - 0.5%
Deccan Cements Ltd (c)	730,039	5,622,839
Real Estate - 2.2%
Office REITs - 1.1%
Embassy Office Parks REIT	2,629,365	11,228,320
Real Estate Management & Development - 1.1%
Oberoi Realty Ltd	559,301	11,661,522
TOTAL REAL ESTATE		22,889,842

TOTAL INDIA		120,799,509
INDONESIA - 3.7%
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 1.1%
Sumber Alfaria Trijaya Tbk PT	65,941,720	11,529,323
Food Products - 1.0%
First Resources Ltd	9,294,741	9,897,162
TOTAL CONSUMER STAPLES		21,426,485

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
United Tractors Tbk PT	7,793,790	11,892,022
Financials - 0.4%
Banks - 0.4%
Bank Syariah Indonesia Tbk PT (b)	25,944,300	4,641,829
TOTAL INDONESIA		37,960,336
KOREA (SOUTH) - 6.6%
Consumer Discretionary - 2.1%
Household Durables - 1.2%
Coway Co Ltd	218,979	11,547,489
Textiles, Apparel & Luxury Goods - 0.9%
Fila Holdings Corp	361,245	9,695,344
TOTAL CONSUMER DISCRETIONARY		21,242,833

Consumer Staples - 1.0%
Tobacco - 1.0%
KT&G Corp	135,770	10,263,288
Financials - 1.8%
Insurance - 1.8%
DB Insurance Co Ltd	181,325	12,026,572
Hyundai Marine & Fire Insurance Co Ltd	358,879	6,071,667
		18,098,239
Industrials - 0.5%
Machinery - 0.5%
SFA Engineering Corp	467,810	6,080,039
Materials - 1.2%
Chemicals - 1.2%
Hansol Chemical Co Ltd	85,668	5,407,463
Soulbrain Co Ltd	58,867	6,753,486
		12,160,949
TOTAL KOREA (SOUTH)		67,845,348
MEXICO - 5.6%
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.1%
Grupo Comercial Chedraui SA de CV (a)	1,903,573	10,971,128
Food Products - 0.2%
Gruma SAB de CV Series B	167,686	2,906,142
TOTAL CONSUMER STAPLES		13,877,270

Financials - 2.0%
Banks - 0.9%
Regional SAB de CV	1,444,162	9,434,931
Insurance - 1.1%
Qualitas Controladora SAB de CV (a)	1,345,463	11,190,549
TOTAL FINANCIALS		20,625,480

Real Estate - 2.3%
Diversified REITs - 0.6%
Fibra Uno Administracion SA de CV	6,293,836	6,524,061
Industrial REITs - 0.8%
FIBRA Macquarie Mexico (d)(e)	5,190,385	7,910,065
Real Estate Management & Development - 0.9%
Corp Inmobiliaria Vesta SAB de CV (a)	3,294,270	8,611,650
TOTAL REAL ESTATE		23,045,776

TOTAL MEXICO		57,548,526
PANAMA - 1.2%
Industrials - 1.2%
Passenger Airlines - 1.2%
Copa Holdings SA Class A (a)	132,210	12,324,616
PHILIPPINES - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Robinsons Land Corp	38,069,229	8,180,970
POLAND - 2.3%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Allegro.eu SA (b)(d)(e)	1,469,260	10,841,187
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.3%
Dino Polska SA (b)(d)(e)	113,510	12,569,577
TOTAL POLAND		23,410,764
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
TCS Group Holding PLC Class A GDR (Russia) (b)(d)(f)	59,253	0
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(f)	67,346	0
TOTAL RUSSIA		0
SAUDI ARABIA - 2.5%
Financials - 1.1%
Insurance - 1.1%
Bupa Arabia for Cooperative Insurance Co	236,371	11,721,814
Industrials - 1.4%
Commercial Services & Supplies - 1.4%
Catrion Catering Holding Co	384,830	13,605,049
TOTAL SAUDI ARABIA		25,326,863
SOUTH AFRICA - 3.4%
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd	2,651,246	10,786,605
Industrials - 1.1%
Industrial Conglomerates - 1.1%
Bidvest Group Ltd	866,607	11,821,954
Materials - 1.3%
Metals & Mining - 1.3%
Impala Platinum Holdings Ltd (b)	2,203,320	12,093,289
TOTAL SOUTH AFRICA		34,701,848
TAIWAN - 18.0%
Communication Services - 1.2%
Entertainment - 1.2%
International Games System Co Ltd	425,620	12,076,271
Consumer Discretionary - 3.5%
Broadline Retail - 1.1%
Poya International Co Ltd	787,947	11,564,751
Household Durables - 1.3%
Nien Made Enterprise Co Ltd	996,960	12,997,058
Textiles, Apparel & Luxury Goods - 1.1%
Makalot Industrial Co Ltd	1,059,768	11,141,046
TOTAL CONSUMER DISCRETIONARY		35,702,855

Financials - 0.8%
Financial Services - 0.8%
Chailease Holding Co Ltd	2,514,621	8,713,739
Industrials - 2.2%
Commercial Services & Supplies - 0.9%
Cleanaway Co Ltd	1,870,105	10,141,759
Electrical Equipment - 1.3%
Bizlink Holding Inc	689,178	12,952,457
TOTAL INDUSTRIALS		23,094,216

Information Technology - 10.3%
Electronic Equipment, Instruments & Components - 4.5%
Chroma ATE Inc	908,600	10,161,368
E Ink Holdings Inc	1,407,650	11,733,631
Unimicron Technology Corp	2,682,504	11,108,359
Yageo Corp	807,300	13,011,869
		46,015,227
Semiconductors & Semiconductor Equipment - 4.0%
King Yuan Electronics Co Ltd	3,077,050	10,225,988
Nanya Technology Corp (b)	7,322,900	6,538,688
Parade Technologies Ltd	533,735	11,222,292
Realtek Semiconductor Corp	845,462	13,829,383
		41,816,351
Technology Hardware, Storage & Peripherals - 1.8%
Innodisk Corp	1,229,280	7,558,655
Wiwynn Corp	171,190	11,207,363
		18,766,018
TOTAL INFORMATION TECHNOLOGY		106,597,596

TOTAL TAIWAN		186,184,677
TURKEY - 0.9%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	4,459,692	8,839,696
UNITED ARAB EMIRATES - 1.9%
Energy - 1.0%
Energy Equipment & Services - 1.0%
ADNOC Drilling Co PJSC	7,211,350	10,601,895
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Aldar Properties PJSC	4,549,841	9,476,126
TOTAL UNITED ARAB EMIRATES		20,078,021
UNITED STATES - 1.1%
Financials - 1.1%
Consumer Finance - 1.1%
FirstCash Holdings Inc	100,340	10,952,111
VIETNAM - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
FPT Corp	259,494	1,580,803
TOTAL COMMON STOCKS (Cost $990,477,477)		1,039,749,454

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	1,535,630	1,535,938
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	32,997,613	33,000,912
TOTAL MONEY MARKET FUNDS (Cost $34,536,850)			34,536,850

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $1,025,014,327)	1,074,286,304
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(40,916,518)
NET ASSETS - 100.0%	1,033,369,786

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $92,158,675 or 8.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,207,340 or 7.5% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,114,149	53,439,390	67,017,601	79,749	-	-	1,535,938	1,535,630	0.0%
Fidelity Securities Lending Cash Central Fund	14,200,460	43,671,994	24,871,542	19,514	-	-	33,000,912	32,997,613	0.1%
Total	29,314,609	97,111,384	91,889,143	99,263	-	-	34,536,850	34,533,243

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Deccan Cements Ltd	5,077,547	-	-	-	-	545,292	5,622,839	730,039
Total	5,077,547	-	-	-	-	545,292	5,622,839	730,039

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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